CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2024		$ (473.2)	$ 5,403.1	$ (6,944.0)	$ 1,067.7	$ 158.8	$ (314.4)
Exercise of share options			15.3		(15.3)
Share-based payment expense		5.5			5.5		5.5
Total transactions with owners		5.5	15.3		(9.8)		5.5
Income/(loss) for the period		33.1		33.1		(2.4)	30.7	[1]
Other comprehensive (loss)/income		63.7			63.7	11.5	75.2	[1]
Total comprehensive income/(loss)		96.8		33.1	63.7	9.1	105.9	[1]
Ending balance, Equity at Mar. 31, 2025	[2]	(370.9)	5,418.4	(6,910.9)	1,121.6	167.9	(203.0)
Beginning balance, Equity at Dec. 31, 2025		(251.3)	5,419.7	(6,800.4)	1,129.4	161.5	(89.8)
Exercise of share options			5.1		(5.1)
Share-based payment expense		23.9			23.9		23.9
Total transactions with owners		23.9	5.1		18.8		23.9
Income/(loss) for the period		75.8		75.8		1.2	77.0
Other comprehensive (loss)/income		(41.7)			(41.7)	6.9	(34.8)
Total comprehensive income/(loss)		34.1		75.8	(41.7)	8.1	42.2
Ending balance, Equity at Mar. 31, 2026		$ (193.3)	$ 5,424.8	$ (6,724.6)	$ 1,106.5	$ 169.6	$ (23.7)

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.
[2]	The closing balance of accumulated losses at 31 March 2025 reflects a depreciation adjustment, together with the associated deferred tax impact, which was previously incorporated into the opening balance at 31 December 2024, as disclosed in Note 34 to the 2025 Annual Report on Form 20-F.